Income Taxes (Tables)	3 Months Ended
Mar. 31, 2021
Income Tax Disclosure [Abstract]
Reconciliation of effective income tax rate	A reconciliation of the anticipated income tax expense/
(benefit) computed by applying the statutory federal income tax rate of 21% to income before taxes to the amount reported in the statement of operations and comprehensive loss is as follows:

	Year Ended December 31,
	2020	2019	2018
U.S. federal taxes at statutory rate	21.0%	21.0%	21.0%
State taxes (net of federal benefit)	2.1	3.5	2.1
Research and development tax credits	0.6	3.4	3.7
Non-deductible stock-based compensation	(7.8)	(3.3)	(4.3)
Non-deductible expenses	—	(0.5)	(0.3)
Change in valuation allowance	(15.9)	(24.1)	(22.2)
Effective tax rate	—%	—%	—%

Net deferred tax assets
The tax effects of temporary differences and carryforwards that give rise to significant portions of the net deferred tax assets were as follows:

	As of December 31,
	2020	2019
Deferred tax assets:
Net operating loss carryforwards	$44,583	$17,599
Stock-based compensation	7,538	376
Accrued compensation	2,337	1,331
Research and development credits	4,667	2,190
Deferred rent	493	52
Unearned revenue	186	—
Deferred employer taxes	1,050	—
Interest expense	479	10
Other	23	18
Gross deferred tax assets	61,356	21,576
Valuation allowance	(58,264)	(20,082)
Total deferred tax assets	3,092	1,494

Deferred tax liabilities:
Property and equipment	(685)	(344)
Capitalized software	(2,407)	(1,150)
Total deferred tax liabilities	(3,092)	(1,494)
Net deferred tax assets	$—	$—

Net operating loss carryforwards
As of December 31, 2020, the Company had the following tax net operating loss carryforwards available to reduce future federal and state taxable income, and tax credit carryforwards available to offset future federal and Connecticut income taxes:

	Amount	Expiration period
Tax net operating loss carryforwards:
Federal (pre-2018 net operating losses)	33,056	2036-2037
Federal (post-2017 net operating losses)	155,554	No expiration
State	66,937	2028-2042
State	10,356	No expiration
Tax credit carryforwards:
Federal research and development	3,368	2038-2040
Connecticut research and experimental	762	2034-2035
Connecticut research and development	883	No expiration

Tax credit carryforwards
As of December 31, 2020, the Company had the following tax net operating loss carryforwards available to reduce future federal and state taxable income, and tax credit carryforwards available to offset future federal and Connecticut income taxes:

	Amount	Expiration period
Tax net operating loss carryforwards:
Federal (pre-2018 net operating losses)	33,056	2036-2037
Federal (post-2017 net operating losses)	155,554	No expiration
State	66,937	2028-2042
State	10,356	No expiration
Tax credit carryforwards:
Federal research and development	3,368	2038-2040
Connecticut research and experimental	762	2034-2035
Connecticut research and development	883	No expiration

Unrecognized tax benefits
A reconciliation of the beginning and ending amounts of unrecognized tax benefits for the years ended December 31, 2020 and 2019 is as follows:

	As of December 31,
	2020	2019
Unrecognized tax benefits – January 1	$374	$195
Gross increases – tax positions in current period	163	179
Unrecognized tax benefits – December 31	$537	$374